UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            Form 13F

                      Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ x ]; Amendment No.: 1
This Amendment (Check only one.): [   ] is a restatement.
                                  [ x ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       OZ Management, LP
Address:    9 West 57th Street
            39th Floor
            New York, New York 10019

13F File Number:  28-6912

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Daniel S. Och

Title:  Chief Executive Officer of Och-Ziff Corporation, General Partner

Phone:  212-790-0000


/s/ Daniel S. Och     New York, New York   Dated: November 29, 2007



Report Type (Check only one.):

[x]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager

       NONE


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                      FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   1

Form 13F Information Table Value Total:   $15,595 (thousands)




List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

List of Other Included Managers

No.       13F File Number     Name






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                                        FORM 13F INFORMATION TABLE




                                             Value       Shares/ Sh/ Put/ Invstmt Other   VotingAuthority
  Name of Issuer   Title of Class   CUSIP    (x$1000)    PrnAmt  Prn Call Discret Mngrs   Sole SharedNone



GENERAL MOLY INC         COM    370373102      15,595    2,348,590    SH     Sole        2,348,590



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